Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2012	2011
Deferred tax assets:
Net operating losses carryforward *)	$27,606	$30,164
Acquired intangibles	275	1,573
Share based payments	7,655	7,037
Reserves, allowances and other	9,727	8,400

Deferred tax assets before valuation allowance	45,263	47,174
Valuation allowance	(14,667)	(19,987)

Deferred tax assets	30,596	27,187

Deferred tax liabilities:
Acquired intangibles	(68,795)	(39,742)

Deferred tax liabilities, net	$(38,199)	$(12,555)

Schedule Of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2012	2011	2010

Income before taxes on income, as reported in the consolidated statements of income	$53,900	$69,649	$58,237

Statutory tax rate in Israel	25%	24%	25%
Approved and Privileged Enterprise benefits *)	(11.6)%	(12.8)%	(7.7)%
Changes in valuation allowance	(7.0)%	(0.5)%	(2.5)%
Earnings taxed under foreign law	(17.4)%	(0.4)%	(5.7)%
Tax Settlements and other adjustments of prior year provisions	(17.3)%	7.1%	4.3%
Other	2.3%	0.4%	3.0%

Effective tax rate	(26.0)%	17.8%	16.4%

*) Net earnings per ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status
Basic	$0.10	$0.10	$0.09

Diluted	$0.10	$0.10	$0.09

Schedule Of Income Before Income Tax, Domestic And Foreign

	Year ended December 31,
	2012	2011	2010

Domestic	$67,559	$46,858	$38,608
Foreign	(13,659)	22,791	19,629

	$53,900	$69,649	$58,237

Schedule Of Taxes On Income
	Year ended December 31,
	2012	2011	2010

Current	$10,250	$21,136	$14,443
Deferred	(24,244)	(8,750)	(4,913)

	$(13,994)	$12,386	$9,530

Domestic	$16,856	$5,764	$4,384
Foreign	(30,850)	6,622	5,146

	$(13,994)	$12,386	$9,530

Of which:

	Year ended December 31,
	2012	2011	2010

Domestic Taxes
Current	$17,933	$8,097	$4,872
Deferred	(1,077)	(2,333)	(488)

	$16,856	$5,764	$4,384
Foreign Taxes
Current	$(7,749)	$13,039	$9,571
Deferred	(23,101)	(6,417)	(4,425)

	$(30,850)	$6,622	$5,146

Taxes on income	$(13,994)	$12,386	$9,530

Reconciliation Of Unrecognized Tax Benefits

	December 31,
	2012	2011

Uncertain tax positions, beginning of year	$43,435	$36,029
Increases in tax positions for prior years	-	936
Decreases in tax positions for prior years	(3,147)	-
Increases in tax positions for current year	6,046	7,448
Settlements	(8,369)	(978)

Uncertain tax positions, end of year	$37,965	$43,435